Risk Management Activities - Credit Risk (Details) - CAD number in Thousands, CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	CAD 40	CAD 14
Trade and other receivables	933	CAD 703
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,084
Trade and other receivables	CAD 5
Credit risk | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Credit risk | Long-term portion of finance lease receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Maximum exposure to credit risk	CAD 215
Credit risk | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Maximum exposure to credit risk	CAD 903
Credit risk | Loans and receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Maximum exposure to credit risk	CAD 33
Credit risk | Investment Grade [Member] | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	8700.00%
Credit risk | Investment Grade [Member] | Long-term portion of finance lease receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	9600.00%
Credit risk | Investment Grade [Member] | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	9900.00%
Credit risk | Investment Grade [Member] | Loans and receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Credit risk | Non-Investment Grade [Member] | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	1300.00%
Credit risk | Non-Investment Grade [Member] | Long-term portion of finance lease receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	400.00%
Credit risk | Non-Investment Grade [Member] | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Credit risk | Non-Investment Grade [Member] | Loans and receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	CAD 933